Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss for the year	€ (146,253)	€ (239,751)	€ (76,452)
Adjustments for:
Income tax expenses / (benefits)	3,407	(129)	4,331
Depreciation and amortization	46,946	45,810	41,584
Provisions and impairment losses	79	16,729	10,766
Employee share-based compensation	2,749	7,431	7,208
Finance cost – net	20,204	13,742	8,564
Costs in respect of disputes	5,305	0	0
Fair value movement in warrants	(4,961)	1,132	0
Net gains on disposals	(3,564)	(964)	(24,014)
Share listing and associated expenses	0	84,193	0
Negative goodwill from acquisition of a subsidiary	0	0	(7,896)
Gain on the debt restructuring	0	0	(7,380)
Change in inventories	8,528	(28,514)	(11,890)
Change in trade receivables	2,905	(10,541)	(11,275)
Change in trade payables	5,462	14,963	1,298
Change in other operating assets and liabilities	2,435	15,237	(7,076)
Income tax paid	(1,133)	(189)	(856)
Net cash used in operating activities	(57,891)	(80,851)	(73,088)
Investing activities
Payment for the purchase of property, plant and equipment, intangible assets and other long-term assets	(42,710)	(24,703)	(9,876)
Proceeds from disposal of property, plant and equipment, intangible assets and other long-term assets	4,443	2,904	25,115
Purchase of financial assets at fair value through profit or loss	(348)
Acquisition of a subsidiary, net of cash acquired	0	0	(8,893)
Net cash (used in) / generated from investing activities	(38,615)	(21,799)	6,346
Financing activities
Proceeds from shareholders' capital injection	0	0	92,180
Proceeds from the Reverse Recapitalization		183,426	0
Payments of transaction costs related to the Reverse Recapitalization		(11,217)	0
Proceeds from financing fund	36,541	24,022	0
Proceeds from borrowings	153,319	190,729	176,174
Repayments of borrowings	(117,552)	(225,017)	(116,587)
Repayments of lease liabilities	(31,352)	(34,706)	(35,105)
Payment of borrowings Interest	(5,115)	(15,808)	(1,521)
Payment of lease liabilities interest	(7,178)	(6,658)	(5,586)
Capital contribution from non-controlling interests	5,645	172	1,610
Changes in ownership interest in a subsidiary without change of control	(177)	(6)	(1,100)
Net cash generated from financing activities	34,131	104,937	110,065
Net change in cash and cash equivalents	(62,375)	2,287	43,323
Cash and cash equivalents less bank overdrafts at the beginning of the year	91,749	88,658	44,171
Effect of foreign exchange differences on cash and cash equivalents	(1,524)	804	1,164
Cash and cash equivalents less bank overdrafts at the end of the year	€ 27,850	€ 91,749	€ 88,658